NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of credit quality analysis of finance leases (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Net investment in direct financing leases, end of year	$ 688,663	$ 2,778,471	$ 16,958,300	$ 30,011,279
Less: Allowance for uncollectible receivables	(119,067,356)	(121,442,109)	(102,069,239)	(85,225,257)
Overdue and credit-impaired | Overdue above 90 days
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Net investment in direct financing leases, end of year	11,746,159	12,373,365	9,195,673
Overdue and credit-impaired | Not yet overdue but credit impaired
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Net investment in direct financing leases, end of year	107,317,870	109,039,328	92,666,574
Overdue but not credit-impaired
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Neither overdue nor impaired	$ 691,990	$ 2,807,887	$ 17,165,292	$ 30,213,471